Long-term investments, net	12 Months Ended
Dec. 31, 2022
Long-term investments, net
Long-term investments, net

10. Long-term investments, net

	As of December 31
	2021	2022
	RMB	RMB

Measurement Alternative method	568,555	580,152
Equity investments accounted for using equity method	4,033,402	4,153,932
Equity investment in Chengxin under fair value option (Note 4)	12,767	—
Total	4,614,724	4,734,084

a Measurement Alternative Method

The Group invested in multiple private companies which may have operational synergy with the Group’s core business. The Group’s equity investments without readily determinable fair value were accounted for using the Measurement Alternative method.

Impairment charges in connection with the Measurement Alternative investments of RMB1,022,098, nil and RMB18,540 were recorded in the consolidated statements of comprehensive loss for the years ended December 31, 2020, 2021 and 2022, respectively, resulting from impairment assessments, considering various factors and events including adverse performance of investees, adverse industry conditions affecting investees, etc. The Group recognized a disposal gain of RMB40,613, RMB2,493,381 and nil for the years ended December 31, 2020, 2021 and 2022, respectively.

b Equity method

The Group recorded proportionate share of losses of RMB977,552, RMB211,559 and income of RMB95,505 from equity investments accounted for using equity method for the years ended December 31, 2020, 2021 and 2022, respectively. The Group also recognized impairment losses of RMB79,875, RMB264,292 and RMB59,651 for the years ended December 31, 2020, 2021 and 2022, respectively. The Group records both proportionate share of losses or income and impairment losses of its equity method investments as income (loss) from equity method investments, net in the consolidated statements of comprehensive loss.

During the year ended December 31, 2021, the Group and SoftBank each made an additional investment amounted to RMB161,720 (JPY2,600,000) in Didi Mobility Japan Corporation (“Didi Japan”), an equity method investee of the Group established in 2018. Upon the closing of this transaction, the Group’s accumulated investment in Didi Japan increased to RMB433,950 (JPY6,950,000).

During the year ended December 31, 2022, the equity investments made under equity method were insignificant.

10. Long-term investments, net (Continued)

The Group summarizes the condensed financial information of the Group’s equity investments under equity method as a group below in accordance with Rule 4-08 of Regulation S-X:

	For the Year Ended December 31
	2020	2021	2022
	RMB	RMB	RMB
Results of operations:
Revenue	9,721,658	7,549,918	8,906,174
Gross profit (loss)	3,819,309	(4,257,022)	1,712,738
Income (loss) from operations	2,880,369	(16,489,595)	(1,248,914)
Net income (loss), net	2,881,779	1,999,569	(2,468,292)
Balance sheet data:
Current assets	14,591,256	54,810,598	52,797,753
Non‑current assets	16,999,044	17,656,885	14,891,760
Current liabilities	2,158,751	31,611,814	38,391,255
Non‑current liabilities	6,696,509	5,536,458	3,308,611
Convertible redeemable preferred shares and non‑controlling interests	2,703,764	7,160,924	—

The condensed financial information of the Group’s equity investments under equity method or under fair value option, for which the equity method otherwise would be required was summarized in the aggregate amount. As the Group’s shareholding interests in these investees vary among different equity method investees, which includes 3% to 5% interests in certain funds in the form of partnership, the Group recognized small proportionate share of gain or loss accordingly from these entities. In addition, the Group did not recognize the proportionate share of loss from Chengxin as the fair value option was selected for the equity investment of Chengxin before the completion of its distribution of the available assets to its shareholders in July 2022 (Note 4). As a result, the income (loss) from equity method investments, net in the consolidated statement of comprehensive loss is not comparable with the above table.